UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2013

Check here if Amendment  [_] Amendment Number:
This Amendment (Check only one.):                 [_] is a restatement.
                                                  [_] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

     Name:       F-Squared Investment Management, LLC
     Address:    One Newton Executive Park
                 2221 Washington Street, Suite 201
                 Newton, Massachusetts 02462

13F File Number: 028-15329

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:       Kara Brown
     Title:      Chief Compliance Officer and Counsel
     Phone:      617-916-0623

     Signature, Place, and Date of Signing:
     Kara Brown                         Newton,                  5/15/2013
                                        Massachusetts
     [Signature]                        [City, State]            [Date]

Report Type (Check only one.):

     [X] 13F Holdings Report, (Check here if all holdings of this reporting manager are reported in this report.)
     [_] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
     [_] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number               Name

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 45

Form 13F Information Table Value Total: 165,664.73
                                            (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

     Form 13F File Number               Names

                                                     Form 13F Information Table

          Column 1               Column 2    Column 3  Column 4      Column 5       Column 6  Column 7           Column 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                                        Value    Shares/  Sh/ Put/ Investment  Other         Voting Authority
       Name of Issuer         Title of Class   CUSIP   (x$1000)  Prn Amt  Prn Call Discretion Managers   Sole     Shared     None
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
PROSHARES TR                                 74347R 71    41.75    750.61 SH          Sole        None      None      None      None
                                             9
ISHARES TR                                   464287 23   448.91  10496.02 SH          Sole        None      None      None      None
                                             4
ISHARES INC                                  464286 66   202.05   4065.44 SH          Sole        None      None      None      None
                                             5
ISHARES INC                                  464286 50   192.74   6760.46 SH          Sole        None      None      None      None
                                             9
ISHARES INC                                  464286 84   213.69  19785.84 SH          Sole        None      None      None      None
                                             8
ISHARES TR                                   46429B 65   163.30   3222.20 SH          Sole        None      None      None      None
                                             5
FIRST TR EXCHANGE TRADED FD                  33734X 10     9.08    353.55 SH          Sole        None      None      None      None
                                             1
FIRST TR EXCHANGE TRADED FD                  33734X 11     9.67    316.02 SH          Sole        None      None      None      None
                                             9
FIRST TR EXCHANGE TRADED FD                  33734X 12     8.94    399.36 SH          Sole        None      None      None      None
                                             7
FIRST TR EXCHANGE TRADED FD                  33734X 13     9.19    507.03 SH          Sole        None      None      None      None
                                             5
FIRST TR EXCHANGE TRADED FD                  33734X 14     9.16    240.13 SH          Sole        None      None      None      None
                                             3
FIRST TR EXCHANGE TRADED FD                  33734X 15     9.15    408.21 SH          Sole        None      None      None      None
                                             0
FIRST TR EXCHANGE TRADED FD                  33734X 16     8.58    313.46 SH          Sole        None      None      None      None
                                             8
FIRST TR EXCHANGE TRADED FD                  33734X 17     8.86    369.80 SH          Sole        None      None      None      None
                                             6
FIRST TR EXCHANGE TRADED FD                  33734X 18     8.90    459.70 SH          Sole        None      None      None      None
                                             4
ISHARES TR                                   464287 69          174054.48 SH          Sole        None      None      None      None
                                             7         16,900.69
ISHARES TR                                   464287 79          353580.28 SH          Sole        None      None      None      None
                                             6         15,957.08
ISHARES TR                                   464287 78    18.34    270.22 SH          Sole        None      None      None      None
                                             8
ISHARES TR                                   464287 76    18.84    195.40 SH          Sole        None      None      None      None
                                             2
ISHARES TR                                   464287 75          200118.56 SH          Sole        None      None      None      None
                                             4         16,343.68
ISHARES TR                                   464287 73   145.13   2088.78 SH          Sole        None      None      None      None
                                             9
PROSHARES TR                                 74347R 73    45.17    402.14 SH          Sole        None      None      None      None
                                             5
ISHARES TR                                   464288 67   310.58   2817.55 SH          Sole        None      None      None      None
                                             9
SPDR SERIES TRUST                            78462F 10   148.28    946.46 SH          Sole        None      None      None      None
                                             3
ISHARES TR                                   464287 17   164.27   1354.59 SH          Sole        None      None      None      None
                                             6
PROSHARES TR                                 74347R 75    43.78    439.99 SH          Sole        None      None      None      None
                                             0
PROSHARES TR                                 74347R 76    44.11    356.88 SH          Sole        None      None      None      None
                                             8
PROSHARES TR                                 74347R 68    45.43    659.07 SH          Sole        None      None      None      None
                                             5
PROSHARES TR                                 74347R 72    42.73    629.99 SH          Sole        None      None      None      None
                                             7
PROSHARES TR                                 74347X 63    42.04    498.27 SH          Sole        None      None      None      None
                                             3
PROSHARES TR                                 74347R 77    35.46    938.55 SH          Sole        None      None      None      None
                                             6
VANGUARD INTL EQUITY INDEX F                 922042 87   590.41           SH          Sole        None      None      None      None
                                             4                  12017.30962
SPDR SERIES TRUST                            81369Y 10                    SH          Sole        None      None      None      None
                                             0         16,948.27432574.4462
SPDR SERIES TRUST                            81369Y 50 1,739.27     21930 SH          Sole        None      None      None      None
                                             6
SPDR SERIES TRUST                            81369Y 60                    SH          Sole        None      None      None      None
                                             5         18,017.20989467.01062
SPDR SERIES TRUST                            81369Y 70 1,724.19     41288 SH          Sole        None      None      None      None
                                             4
SPDR SERIES TRUST                            81369Y 80 1,650.83     54537 SH          Sole        None      None      None      None
                                             3
SPDR SERIES TRUST                            81369Y 30                    SH          Sole        None      None      None      None
                                             8         18,689.06469928.64848
SPDR SERIES TRUST                            81369Y 88 1,782.22     45581 SH          Sole        None      None      None      None
                                             6
SPDR SERIES TRUST                            81369Y 20                    SH          Sole        None      None      None      None
                                             9         18,594.69404153.37194
SPDR SERIES TRUST                            81369Y 40                    SH          Sole        None      None      None      None
                                             7         18,117.97341848.48714
ISHARES TR                                   464287 72                    SH          Sole        None      None      None      None
                                             1         15,795.66215463.95755
ISHARES TR                                   464288 51   163.80           SH          Sole        None      None      None      None
                                             3                  1736.08196
ISHARES TR                                   464287 24   164.32           SH          Sole        None      None      None      None
                                             2                  1370.46578
PROSHARES TR                                 74347R 69    37.27 494.62535 SH          Sole        None      None      None      None
                                             3
